GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

		Six months ended	Six months ended
	Notes	30 September 2024	30 September 2023
		USD	USD
Employees’ benefits	(a)	2,163,131	3,022,939
IT development and maintenance support	(b)	858,125	1,112,213
Professional fees	(c)	753,836	75,377
Share-based payments expenses on anti-dilution issuance of preferred shares	(d)	369,648	-
Audit fees	(e)	174,250	15,000
Travelling expenses	(f)	126,324	31,468
Amortization and depreciation	(g)	63,036	37,368
Impairment loss recognized in respect of trade receivables		10,018	12,332
Others	(h)	198,892	129,407
		4,717,260	4,436,104

(a)	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
Basic salaries, allowances and other benefits	1,792,793	1,737,844
Pension costs – defined contribution plans	49,805	53,024
Share-based payments	320,533	1,232,071
	2,163,131	3,022,939

The above includes the cost of both employees and contractors. At 30 September 2024 the Company had 19 employees and 10 contractors (30 September 2023: 21 employees and 10 contractors).

(b)	IT development and maintenance support costs relate, primarily, to those associated with a third party that contribute to researching, developing and maintaining the Group commercial products. The costs also include server expenses for hosting the products. Included in IT development and maintenance support, the Group incurred research and development expenses of $515,493 for the six months ended 30 September 2024 (30 September 2023: $705,474) and no research and development expenditure is recognized as an internally generated intangible asset for both periods.

(c)	The increase in professional fees during the six months ended 30 September 2024 is primarily due to the legal and professional fees incurred in connection with the preparation of the Form F-1 of the Company and the planned IPO.

(d)	In May 2024, the Group completed an $8.0 million capital raise, which triggered an anti-dilution clause in the Articles of Association and resulted in 151 Series A Preferred Shares of DSL being issued to HBM IV, Inc. with $Nil consideration. In connection with the issuance, share-based payments expenses of $369,648 are recognized during the period (30 September 2023: $Nil).

(e)	For the six months ended 30 September 2024, increase in audit fees is due to the fees accrued for the Public Company Accounting Oversight Board (“PCAOB”) audits of the Company’s consolidated financial statements for the year ended 31 March 2025 and the review of the public filings during the IPO process. For the six months ended 30 September 2023, audit fees are primarily related to local statutory audits of group entities in different jurisdictions.

(f)	Travelling expenses increased as the Group met with investors and sought business opportunities

(g)	The increase is primarily due to amortization expense in connection with the new office lease entered into by the Group in Monaco since July 2023.

(h)	Other costs include human resources consultancy services, advertising and marketing, office rent, insurance, bank charges, general office expenses and others.

		Year ended	Year ended
	Notes	31 March 2024	31 March 2023
		USD	USD
Employees’ benefits	(a)	5,043,962	5,025,450
IT development and maintenance support	(b)	2,121,539	2,661,511
Audit fee	(c)	594,224	22,294
Professional fee	(d)	531,245	275,234
Travelling expenses	(e)	514,106	28,935
Amortization and depreciation	(f)	103,276	1,007
Write-off of due from a related company		81,347	-
Write-off of trade receivables		21,522	14,752
Impairment loss (reversal)/ recognized in respect of trade receivables		(400)	5,025
Advertising and marketing expenses	(g)	43,000	479,766
Consultancy fees	(h)	42,599	126,153
Rent	(i)	35,426	83,657
Others	(j)	231,499	176,707
		9,363,345	8,900,491

The by-nature classification of general and administrative expenses for the year ended 31 March 2023 has been represented to conform with the presentation for the year ended 31 March 2024.

(a)	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
Basic salaries, allowances and all benefits-in-kind	3,581,537	4,261,273
Pension costs – defined contribution plans	109,590	176,356
Share-based payments	1,352,835	587,821
	5,043,962	5,025,450

The above includes the cost of both employees and contractors. At 31 March 2024 the Company had 22 employees and 7 contractors (2023: 26 employees and 10 contractors).

(b)	IT development and maintenance support costs relate, primarily, to those associated with a third party that contributes to researching, developing and maintaining the Group commercial products. The costs also include server expenses for hosting the products. Included in IT development and maintenance support, the Group incurred research and development expenses of $1,334,865 for the year ended 31 March 2024 (2023: $2,089,914).

(c)	For the year ended 31 March 2024, significant increase in audit fees is due to the fees for the Public Company Accounting Oversight Board (“PCAOB”) audits of DSL’s consolidated financial statements for each of the years ended 31 March 2022, 2023 and 2024. For the year ended 31 March 2023, audit fees are primarily related to local statutory audits of group entities in different jurisdictions.

(d)	The increase in professional fees during the year ended 31 March 2024 is primarily due to the legal and professional fees incurred in connection with the preparation of the Form F-1 of the Company and the planned IPO.

(e)	Travelling expenses increased as the Group met with investors and sought business opportunities

(f)	The increase is primarily due to amortization expense in connection with the new office lease entered into by the Group in Monaco during the year ended 31 March 2024.

(g)	Advertising and marketing fees costs reduced during the year ended 31 March 2024 as the Group ceased running a digital marketing campaign with the aid of a third party.

(h)	Consultancy fees, primarily relate to third party human resources support and other licensing service. Costs relating to human resources support decreased in the year ended 31 March 2024.

(i)	Rent represents the operating lease of Hong Kong office for both years. During the year ended 31 March 2023, the Group moved to cheaper office space.

(j)	Other costs include recruitment fees insurance, bank charges, general office expenses and others.